Concentrations (Details) - Schedule of customer and supplier revenues	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2020
Customer [Member]
Revenue, Major Customer [Line Items]
Related party	99.50%	100.00%
Supplier [Member]
Revenue, Major Customer [Line Items]
Related party	98.50%	100.00%